REVENUES AND COST OF REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The following table identifies the disaggregation of the Company’s revenues for the six months ended June 30, 2024 and 2023, respectively:

	June 30, 2024	June 30, 2023
Revenues
Electric vehicles and accessories sales	$12,076,334	$7,496,861

Software royalties	343	232,462
Software development and design services	55,991	408,497

Software royalties and development and design subtotal	56,334	640,959

Total revenues accounted for under ASC Topic 606	$12,132,668	$8,137,820

SCHEDULE OF COST OF REVENUES
	June 30, 2024	June 30, 2023
Cost of revenues
Electric vehicles and accessories	$10,374,282	$6,561,276
Software development and design services	394,435	393,088

Total cost of revenues	$10,768,717	$6,954,364